Prepayments and other assets - Changes in the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Prepayments and other current assets
At the beginning of the year/period	¥ 3,124	¥ 3,124
Write-off	¥ (3,124)	0
At the end of the year/period		¥ 3,124